LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2024
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

In July 2017, Moshangfa acquired 40% ownership interest of JiuQuan Funong Biotech Co., Ltd (“Funong”) with a total investment amount of RMB3,300,000, which have been paid in the amount of RMB1,200,000 ($176,121 equivalent) in 2017, RMB1,658,750 ($253,596 equivalent) in 2018, and RMB441,250 ($64,165 equivalent) in 2019, respectively. The investment was accounted for using equity method. In December 2023, Mo Shangfa sold its 40% ownership interest of JiuQuan Funong Biotech Co., Ltd with a total amount of RMB3,300,000.

In July 2024, Qilian International acquired 25% ownership interest of Caihou Capital (Shenzhen) Group Co., Ltd (“Caihou”) with a total investment amount of RMB25,000,000, which have been paid in the amount of RMB10,000,000 ($1,402,584 equivalent) in 2024.The investment was accounted for using equity method. The remaining RMB 15 million was fully paid on October 28, 2024.

Equity method investment consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Equity method investment:
Cost of equity method investment	4,038,588	452,303
Share of results of associates	(204,648)	—
Loss on disposal of Long term investment	(101,354)	—
Profit from equity method investment	160,032	208,527
Dividend Distribution received	(57,083)	(54,825)
Investment disposed	(470,931)	—
Exchange rate difference	(4,818)	—
Total long-term investment	$3,359,786	$606,005

The investment income attributable to the equity investment of $(306,002), $4,016 and $40,196 for the years ended September 30, 2024, 2023 and 2022, respectively, were included in other income (expense) on the consolidated statements of operations and comprehensive income (loss).